Mezzanine and Stockholders' Equity - Schedule of Total Number of Shares Outstanding and Authority to Issue (Details) shares in Thousands	Sep. 30, 2025 $ / shares shares
Temporary Equity [Line Items]
Common Stock, Authorized	750,000
Common Stock, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Common Stock, Outstanding	113,833
Total authorized	800,000
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, Authorized	15,000	[1]
Preferred stock, Par Value (in Dollars per share) | $ / shares	$ 0.0001	[1]
Preferred stock, Outstanding	1,860	[1]
Undesignated Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, Authorized	35,000
Preferred stock, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, Outstanding
Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock, Authorized	50,000
Preferred stock, Par Value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, Outstanding	1,860

[1]	The Company designated 15.0 million shares as 12% Series A Cumulative Convertible Preferred Stock of which 5.23 million shares were issued.